Share-Based Payments	12 Months Ended
Dec. 31, 2023
Share-Based Payments
Share-Based Payments

Note 10 Share-Based Payments

Option Program

Calliditas implements option programs for employees and key consultants in Calliditas. The options are granted free of charge to participants of the program. The options have a three-year vesting period calculated from the grant date, provided that, with customary exceptions, the participants remain as employees of, or continue to provide services to, Calliditas. Once the options are vested, they can be exercised within a one-year period.

Each vested option entitles the holder to acquire one share in Calliditas at a predetermined price. The price per share is to be equivalent to 115% of the weighted average price that the company’s shares were traded for on Nasdaq Stockholm during the ten trading days preceding the grant date. The options have, at the time of each issue, been valued according to the Black-Scholes valuation model.

Social security costs attributable to equity-related instruments to employees as remuneration for purchased services shall be expensed over the periods during which the services are performed. The cost should then be measured using the same valuation model used when the options were issued. The provision recognized must be revalued at each reporting period on the basis of a calculation of the social security costs that may be paid when the instruments are exercised.

The cost for the remuneration that is recognized in a period is dependent on the original valuation that was made on the date on which the contracts with the participants in the incentive programs were concluded, the number of months of service required for vesting of their options (accruals are made over this period), the number of options that are expected to be vested under the terms of the plans and a continuous reassessment of the value of the tax benefits for the participants under the plans (for determining provisions for social security expenses). Those estimates which affect the cost in a period and the corresponding increase in equity mainly refer to inputs for the valuation of the options. All the options are classified as equity-settled, as vested options are settled in equity. When the options are exercised, the company issues new shares.

Changes and holdings of options for CEO, other executive management and other employees on the opening and closing balance are presented below.

	Options Outstanding as of
Holder	January 1, 2022	Change	December 31, 2022	Change	December 31, 2023
Renée Aguiar-Lucander, CEO	296,000	295,000	591,000	250,000	841,000
Other executive management	535,000	520,000	1,055,000	80,000	1,135,000
Other employees and consultants	1,458,000	848,166	2,306,166	1,816,564	4,122,730
Total	2,289,000	1,663,166	3,952,166	2,146,564	6,098,730

Calculation of fair value of option program (ESOP)

The fair value on the grant date was calculated using an adapted version of the Black & Scholes valuation model, which takes into consideration the exercise price, the term of the options, share price on the grant date and expected volatility in the share price, and risk-free interest for the term of the options.

			Fair value Upon			No. of Shares
			Issue of the Options,	Exercise		Covered by
	Grant Date	Exercise Date	SEK	Price, SEK	Volatility	Options
ESOP 2020:1	July 1, 2020	July 1, 2023	22.14	121.43	39.60%	829,564
ESOP 2020:2	September 17, 2020	September 17, 2023	22.50	116.78	41.60%	104,000
ESOP 2020:3	February 4, 2021	February 4, 2024	30.41	145.07	44.30%	37,000
ESOP 2020:4	March 9, 2021	March 9, 2024	30.41	141.26	45.20%	394,166
ESOP 2021:1	June 14, 2021	June 14, 2024	35.88	140.71	46.00%	487,000
ESOP 2021:2	September 29, 2021	September 29, 2024	25.72	109.38	47.52%	329,500
ESOP 2021:3	March 17, 2022	March 17, 2025	27.64	93.77	43.84%	618,000
ESOP 2022:1	September 27, 2022	September 27, 2025	26.57	94.66	45.14%	1,016,500
ESOP 2022:2	March 9, 2023	March 9, 2026	35.90	116.38	53.84%	455,000
ESOP 2022:3	May 24, 2023	May 24, 2026	39.91	128.54	58.24%	413,000
ESOP 2023:1	July 25, 2023	July 25, 2026	40.76	97.80	57.74%	965,000
ESOP 2023:2	December 19, 2023	December 19, 2026	48.84	118.02	59.17%	450,000
						6,098,730

The total cost of the outstanding option program is presented below. These costs do not affect the Groups consolidated statements of cash flows. The Group has in total 7,000,000 options which are set aside to secure the delivery of shares in connection with the utilization of the option programs. For additional information see Note 25 Equity.

	Year Ended December 31,
	2023	2022	2021
Share-based payments	50,560	34,549	24,737
Provisions attributable to changes in social security costs (Share-based payments)	20,701	234	9,992
Total	71,261	34,783	34,729

Share Awards

Calliditas implements share awards programs which is a performance-based long-term incentive program for members of the Board of Directors in Calliditas. Calliditas currently has three share award programs ongoing at year-end.

For each share award program, the share awards are vested by 1/3 at the end of each period, provided that the participant is still a member of the Board of Calliditas that day.

In addition to these conditions for vesting, for each share award program, the share awards are subject to performance-based vesting based on the development of Calliditas share price. If Calliditas share price has increased by more than 60 percent, 100 percent of the share awards shall be earned, and if the share price has increased by 20 percent, 33 percent of the share awards shall be vested. In the event of an increase in the share price by between 20 and 60 percent, vesting will be linear. If the share price has increased by less than 20 percent, no vesting will take place. Each share award entitles the holder to receive a share in Calliditas free of charge, provided that the holder is still a member of the Board of Calliditas at the relevant vesting date.

Changes and holdings of share awards for the Board on the opening and closing balance are presented below:

Board LTIP 2020	Share Awards Outstanding as of
Holder	January 1, 2022	Change	December 31, 2022	Change	December 31, 2023
Elmar Schnee, Chairman of the Board	14,063	—	14,063	(14,063)	—
Hilde Furberg, Board member	4,327	—	4,327	(4,327)	—
Lennart Hansson, Board member (until May, 2022)	4,327	(1,443)	4,327	(4,327)	—
Diane Parks, Board member	4,327	—	2,884	(2,884)	—
Molly Hendersson, Board member	4,327	—	4,327	(4,327)	—
Total	31,371	—	29,928	(29,928)	—

Board LTIP 2021	Share Awards Outstanding as of
Holder	January 1, 2022	Change	December 31, 2022	Change	December 31, 2023
Elmar Schnee, Chairman of the Board	10,624	—	10,624	—	10,624
Hilde Furberg, Board member	4,086	—	4,086	—	4,086
Lennart Hansson, Board member (until May-22)	4,086	(2,724)	1,362	—	1,362
Diane Parks, Board member	4,086	—	4,086	—	4,086
Molly Hendersson, Board member	4,086	—	4,086	(1,362)	2,724
Total	26,968	(2,724)	24,244	(1,362)	22,882

Board LTIP 2022	Share Awards Outstanding as of
Holder	January 1, 2022	Change	December 31, 2022	Change	December 31, 2023
Elmar Schnee, Chairman of the Board	—	13,926	13,926	—	13,926
Hilde Furberg, Board member	—	5,356	5,356	—	5,356
Diane Parks, Board member	—	5,356	5,356	—	5,356
Molly Hendersson, Board member	—	5,356	5,356	(3,570)	1,786
Henrik Stenqvist, Board member	—	5,356	5,356	—	5,356
Elisabeth Björk, Board member	—	5,356	5,356	—	5,356
Total	—	40,706	40,706	(3,570)	37,136

Board LTIP 2023	Share Awards Outstanding as of
Holder	January 1, 2022	Change	December 31, 2022	Change	December 31, 2023
Elmar Schnee, Chairman of the Board	—	—	—	14,012	14,012
Hilde Furberg, Board member	—	—	—	5,389	5,389
Diane Parks, Board member	—	—	—	5,389	5,389
Fred Driscoll, Board member	—	—	—	5,389	5,389
Henrik Stenqvist, Board member	—	—	—	5,389	5,389
Elisabeth Björk, Board member	—	—	—	5,389	5,389
Total	—	—	—	40,957	40,957

For each share award program, calculation of fair value of share-based payments (Board LTIP)

Fair value at grant day has been measured using a Monte Carlo simulation of future share price developments. The simulated share price trend has been used to both calculate the outcome of the program and the value of each share at the time of acquisition (present value adjusted to the grant date).

		Fair Value	Number
	Exercised	at Grant	of Share
	Date	Date	Awards
Board LTIP 2021	July 1, 2024	62.95	22,882
Board LTIP 2022	July 1, 2025	51.54	37,136
Board LTIP 2023	July 1, 2026	57.90	40,957

The total cost of the outstanding share-based payments is presented below. These total costs do not affect the Groups consolidated statement of cash flows. The Group has in total 72,000 warrants, which are set aside to secure the delivery of shares in connection with the exercise of the share award programs. For additional information see Note 25 Equity.

	Year Ended December 31,
	2023	2023	2022
Share-based payments	1,776	1,531	876
Provisions attributable to changes in social security costs (Share-based payments)	119	(1,614)	297
Total	1,895	(83)	1,173

Warrants

Calliditas has implemented warrant programs for employees and key consultants in Calliditas. When warrant is exercised, the holder pays a subscription price and then receives one common share in the Parent Company. The warrants have been valued according to the Black & Scholes model, which means the value of the warrant depends on factors including the value of the underlying share, which in this case is the common share.

	Warrants Outstanding as of		Inputs used for the Black & Scholes valuation
	December 31,	December 31,	Exercise Price,	Price per		Value per
Outstanding Warrants per Year	2021	2022	SEK	Warrant in SEK		Share in SEK		Risk-Free Rate		Volatility		Expiration Date
Warrant program 2018/2022	856,586	—	74.30	3.29		46.50		(0.28%)		33%		2022-03-31
Warrant program 2019/2022	422,500	—	74.50	6.69	*	54.39	*	(0.55%)	*	36	%*	2022-12-31
Total	1,279,086	—

* Average value

Changes and holdings of warrants for the Board, CEO, other executive management and other employees and consultants on the opening and closing balance are presented below;

	Warrants Outstanding as of
Holder	January 1, 2021	Change	December 31, 2021	Change	December 31, 2022
CEO Renée Lucander	545,000	—	545,000	(545,000)	—
Other executive management	437,500	—	437,500	(437,500)	—
Other employees, consultants and external parties	296,586	—	296,586	(296,586)	—
Total	1,279,086	—	1,279,086	(1,279,086)	—

Summary of Granted Warrants, Options and Share Awards

	Options		Share Awards		Warrants
		Weighted Average		Weighted Average		Weighted Average
	Number of Shares	Exercise Prices	Number of Shares	Exercise Prices	Number of Shares	Exercise Prices
Outstanding as of January 1, 2022	2,289,000	128.18	109,738	—	1,279,086	74.37
Granted	1,751,000	94.33	40,706	—	—	—
Forfeited	(87,834)	133.33	(4,167)	—	—	—
Exercised	—	—	(51,399)	—	(1,279,086)	74.37
Outstanding as of December 31, 2022	3,952,166	113.07	94,878	—	—	—

Outstanding as of January 1, 2023	3,952,166	113.07	94,878	—	—	—
Granted	2,333,000	111.16	40,957	—	—	—
Forfeited	(186,436)	104.54	(34,860)	—	—	—
Exercised	—	—	—	—	—	—
Outstanding as of December 31, 2023	6,098,730	112.51	100,975	—	—	—
Weighted average share price at the date of exercise	—	—	—	—	—	—